Accident and Health Claim Reserves (Tables)	12 Months Ended
Dec. 31, 2013
Activity in Accident and Health Claim Reserves

Activity in the accident and health claim reserves is summarized as follows:

	2013	2012	2011

Balance at January 1, net of reinsurance recoverables of $221,718, $188,089, and $156,294, respectively	$107,410	91,813	78,904
Adjustment related to the reclassification of reserves from prior years	—	—	417
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	(70)	(272)	(216)

Incurred related to:
Current year	54,096	42,876	32,157
Prior years	5,359	8,119	5,752

Total incurred	59,455	50,995	37,909

Paid related to:
Current year	3,519	3,001	2,931
Prior years	35,871	32,125	22,270

Total paid	39,390	35,126	25,201

Balance at December 31, net of reinsurance recoverables of $259,829, $221,718, and $188,089, respectively	$127,405	107,410	91,813